EARNINGS PER UNIT (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Numerator for basic and diluted EPU:
Net loss attributable to common units	$ (2,777)	$ (8,264)
Phantom Units
Loss per limited partner unit:
Nonvested anti-dilutive phantom units excluded from the calculation of diluted EPU (in shares)	167	497
Common units
Denominator for basic and diluted EPU:
Weighted-average units outstanding (in shares)	72,149	66,493
Effect of nonvested phantom units (in shares)	0	0
Weighted-average units outstanding – diluted (shares)	72,149	66,493
Loss per limited partner unit:
Basic (in dollars per share)	$ (0.04)	$ (0.12)
Diluted (in dollars per share)	$ (0.04)	$ (0.12)